Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital management
Total liabilities	$ 779,702	$ 807,937
Less: cash and cash equivalents	191,749	221,581	$ 336,024	$ 184,938
Total liabilities less current assets	587,953	586,356
Equity attributable to owners of Himax Technologies, Inc.	$ 856,768	$ 892,572